UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

ASSET ALLOCATION TRUST	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name				Shares	Value

Investment Companies: 101.12%

International Equity Funds: 36.83%
GMO Currency Hedged International Equity Fund Class III ß				35,675,577	$771,305,967
GMO Emerging Markets Fund Class VI ß				69,737,200	735,030,085
GMO International Core Equity Fund Class VI ß				27,971,587	723,904,681
GMO International Intrinsic Value Fund Class IV ß				21,249,868	404,172,489

					2,634,413,222

International Fixed Income Funds: 1.42%
GMO Emerging Country Debt Fund Class IV ß				10,527,531	101,801,226

U.S. Equity Funds: 30.26%
GMO Flexible Equities Fund Class VI ß				11,005,052	196,440,170
GMO Quality Equity Fund Class VI ß				82,772,122	1,968,321,066

					2,164,761,236

U.S. Fixed Income Funds: 32.61%
GMO Alpha Only Fund Class IV ß				34,404,911	844,984,603
GMO Debt Opportunities Fund ß				5,881,994	151,814,272
GMO Domestic Bond Fund Class VI ß				6,443,611	139,182,003
GMO Special Situations Fund Class VI ß				10,967,593	294,150,850
GMO Strategic Fixed Income Fund Class VI ß				55,623,900	902,775,903

					2,332,907,631

Total Investment Companies (Cost $6,366,023,641)					7,233,883,315

Short-Term Investments: 0.13%

		Interest Rate	Maturity Date	Principal

Time Deposit: 0.13%
State Street Bank Euro Dollar		0.01%	07/02/2012	$8,971,180	8,971,180

Total Short-Term Investments (Cost $8,971,180)					8,971,180

Total Investments in Securities (Cost $6,374,994,821)*	101.25%				7,242,854,495

Other Assets and Liabilities, Net	(1.25)				(89,476,246)

Total Net Assets	100.00%				$7,153,378,249

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.
*	Cost for federal income tax purposes is $6,920,833,385 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$346,104,824
Gross unrealized depreciation	(24,083,714)

Net unrealized appreciation	$322,021,110

1

ASSET ALLOCATION TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Asset Allocation Trust (the “Trust”). The Trust operates as a “fund-of-funds” which primarily invests in shares of GMO-managed open-end mutual funds (“underlying funds”).

Securities valuation

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30,2012, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$6,787,918,193	$445,965,122	$0	$7,233,883,315
Short-term investments
Time Deposits	0	8,971,180	0	8,971,180

	$6,787,918,193	$454,936,302	$0	$7,242,854,495

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB – Agricultural Credit Bank

ADR – American Depository Receipt

ADS – American Depository Shares

AGC-ICC – Assured Guaranty Corporation – Insured Custody Certificates

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

AUD – Australian Dollar

BAN – Bond Anticipation Notes

BHAC – Berkshire Hathaway Assurance Corporation

BRL – Brazil Real

CAB – Capital Appreciation Bond

CAD – Canadian Dollar

CCAB – Convertible Capital Appreciation Bond

CDA – Community Development Authority

CDO – Collateralized Debt Obligation

CHF – Swiss Franc

COP – Certificate of Participation

CR – Custody Receipts

DKK – Danish Krone

DRIVER – Derivative Inverse Tax-Exempt Receipts

DW&P – Department of Water & Power

DWR – Department of Water Resources

ECFA – Educational & Cultural Facilities Authority

EDA – Economic Development Authority

EDFA – Economic Development Finance Authority

ETF – Exchange-Traded Fund

EUR – Euro

FFCB – Federal Farm Credit Bank

FGIC – Financial Guaranty Insurance Corporation

FGLMC – Federal Government Loan Mortgage Company

FHA – Federal Housing Authority

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FICO – The Financing Corporation

FNMA – Federal National Mortgage Association

FSA – Farm Service Agency

GBP – Great British Pound

GDR – Global Depository Receipt

GNMA – Government National Mortgage Association

GO – General Obligation

HCFR – Healthcare Facilities Revenue

HEFA – Health & Educational Facilities Authority

HEFAR – Higher Education Facilities Authority Revenue

HFA – Housing Finance Authority

HFFA – Health Facilities Financing Authority

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IBC – Insured Bond Certificate

IDA – Industrial Development Authority

IDAG – Industrial Development Agency

IDR – Industrial Development Revenue

IEP – Irish Pound

JPY – Japanese Yen

KRW – Republic of Korea Won

LIBOR – London Interbank Offered Rate

LIQ – Liquidity Agreement

LLC – Limited Liability Company

LLP – Limited Liability Partnership

LOC – Letter of Credit

LP – Limited Partnership

MBIA – Municipal Bond Insurance Association

MFHR – Multi-Family Housing Revenue

MSTR – Municipal Securities Trust Receipts

MTN – Medium Term Note

MUD – Municipal Utility District

MXN – Mexican Peso

MYR – Malaysian Ringgit

NATL-RE – National Public Finance Guarantee Corporation

NOK – Norwegian Krone

NZD – New Zealand Dollar

PCFA – Pollution Control Finance Authority

PCR – Pollution Control Revenue

PFA – Public Finance Authority

PFFA – Public Facilities Financing Authority

PFOTER – Puttable Floating Option Tax-Exempt Receipts

plc – Public Limited Company

PLN – Polish Zloty

PUTTER – Puttable Tax-Exempt Receipts

R&D – Research & Development

RDA – Redevelopment Authority

RDFA – Redevelopment Finance Authority

REIT – Real Estate Investment Trust

ROC – Reset Option Certificates

SAVRS – Select Auction Variable Rate Securities

SBA – Small Business Authority

SEK – Swedish Krona

SFHR – Single Family Housing Revenue

SFMR – Single Family Mortgage Revenue

SGD – Singapore Dollar

SKK – Slovakian Koruna

SPA – Standby Purchase Agreement

SPDR – Standard & Poor’s Depositary Receipts

STRIPS – Separate Trading of Registered Interest and Principal Securities

TAN – Tax Anticipation Notes

TBA – To Be Announced

TIPS – Treasury Inflation-Protected Securities

TRAN – Tax Revenue Anticipation Notes

TCR – Transferable Custody Receipts

TRY – Turkish Lira

TTFA – Transportation Trust Fund Authority

TVA – Tennessee Valley Authority

XLCA – XL Capital Assurance

ZAR – South African Rand

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Asset Allocation Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 24, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	August 24, 2012